BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid and other current assets
Prepaid tax	$ 212	$ 553
Advance to suppliers	19	50
Other receivables	276	446
Prepaid and others	3,248	3,046
Total Prepaid and other current assets	$ 3,755	$ 4,095